Income taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of components for loss before income taxes
The components of loss before income taxes consist of the following:

	2019	2018	2017

Canadian	$(12,667)	$5,015	$(14,841)
Foreign	(22,338)	(21,556)	(14,607)
Loss before income taxes	$(35,005)	$(16,541)	$(29,448)

Schedule of reconciliation for computed income tax expense
The reconciliation of income tax computed at statutory tax rates to income tax expense, using a 27.0% (2018 – 27.0%; 2017 – 26.0%) statutory tax rate, is:

	December 31, 2019	December 31, 2018	December 31, 2017

Loss before income taxes	$(35,005)	$(16,541)	$(29,448)
Statutory tax rate	27.0%	27.0%	26.0%
Income tax recovery at Canadian statutory income tax rates	$(9,451)	$(4,466)	$(7,656)
Change in valuation allowance	11,576	(87,082)	1,625
Disposal of Canadian Operations (notes 1 and 9)	-	81,690	-
Permanent differences	808	875	967
Expiry of investment tax credits and non-capital losses	1,589	5,838	1,243
Tax rate differences	613	748	790
Change in U.S. statutory rate	-	-	6,394
Change in Canadian statutory rate	-	-	(2,595)
Adjustments related to prior periods	(4,956)	2,167	(417)
Other differences	-	268	12
Income tax expense	$179	$38	$363

Schedule of significant components of deferred tax assets
Significant components of the Company’s deferred tax assets are shown below:

	December 31, 2019	December 31, 2018
Deferred tax assets:
Tax loss carryforwards	$38,173	$27,226
Tax values of depreciable assets in excess of accounting values	481	69
Share issue costs and other	637	486
Total deferred tax assets	39,291	27,781
Valuation allowance	(38,991)	(27,398)
Net deferred tax assets	$300	$383

Summary of income tax purposes for non-capital loss	The Company’s non-capital losses for income tax purposes expire as follows:

Non-capital losses
2020	$18,167
2021	16,932
2022	20,552
2023	16,820
2024	25,657
Thereafter until 2038	63,952
$162,080